Pension (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Component of net periodic pension expense
Service cost	$ 0.2	$ 0.2
Interest cost	2.9	3.2
Expected return on plan assets	(4.0)	(3.9)
Amortization of prior service costs and unrecognized loss	1.0
Net periodic pension benefit cost	$ 0.1	$ (0.5)